Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Swan Hedged Equity US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Swan Hedged Equity US Large Cap ETF
Class Name	Swan Hedged Equity US Large Cap ETF
Trading Symbol	HEGD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Swan Hedged Equity US Large Cap ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/hedged-equity-etf/. You can also request this information by contacting us at 1-970-382-8901.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-970-382-8901
Additional Information Website	https://etfs.swanglobalinvestments.com/hedged-equity-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Swan Hedged Equity US Large Cap ETF	$41	0.79%
[1]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 691,518,515
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$691,518,515
Number of Holdings	12
Portfolio Turnover	4%
30-Day SEC Yield	0.15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	92.3%
S&P 500 Index	7.2%
First American Government Obligations Fund	0.4%

Updated Prospectus Web Address	https://etfs.swanglobalinvestments.com/hedged-equity-etf/

[1]
*	Annualized